Note 4 - Other Receivables - Schedule of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Research and development tax credit receivable from the French State	€ 560	€ 476
Value-added taxes receivable	216	209
Other receivables from Government and public authorities	238	138
Others	52	60
Total	€ 1,066	€ 884